Exploration and evaluation assets and mining data - Schedule of Exploration and Evaluation Assets and Mining Data (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	$ 140,986,596	$ 117,577,523
Additions	31,329,208	23,409,073
Ending balance	172,315,804	140,986,596
Exploration and evaluation assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	128,240,461	104,831,388
Additions	31,329,208	23,409,073
Ending balance	159,569,669	128,240,461
Mining data
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Beginning balance	12,746,135	12,746,135
Additions	0	0
Ending balance	$ 12,746,135	$ 12,746,135